FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Fair value measurements
Recorded Amount	$ 5,690	$ 7,334	$ 5,462
Estimated Fair Value	6,225	7,865	5,070
Senior ABL Facility
Fair value measurements
Recorded Amount	500	300
Estimated Fair Value	488	292
Term Loans and Notes
Fair value measurements
Recorded Amount	5,190	7,034	5,462
Estimated Fair Value	$ 5,737	$ 7,573	$ 5,070